Subsequent Events (Details) - USD ($)	Mar. 23, 2023	Feb. 24, 2023	Oct. 20, 2023	Oct. 19, 2023	Sep. 30, 2023	Sep. 19, 2023	Apr. 18, 2023	Apr. 14, 2023	Mar. 14, 2023	Jan. 22, 2023	Jan. 18, 2023	Jan. 13, 2023	Dec. 31, 2022	Dec. 22, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Company’s trust account					$ 6,860,609								$ 44,688,320	$ 100,000	$ 101,501,875
Held in trust account													10,578,661
Common stock value					$ 250								$ 250		$ 250
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Company’s trust account			$ 6,892,525					$ 50,973.25	$ 50,973.25			$ 50,973.25
Held in trust account			6,892,525				$ 10,828,307.47
Requiring at least (in Shares)										1,100,000
Company had calendar days	September 19, 2023	August 23, 2023
Trust account			$ 31,916	$ 31,916
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Publicly held shares least		$ 15,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Publicly held shares least		$ 15,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Common stock value	$ 50,000,000
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Borrow up to cash											$ 1,500,000
Market Value of Listed Securities [Member]
Subsequent Events (Details) [Line Items]
Common stock value						$ 50,000,000